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The right choice for the long term(SM)

AMERICAN HIGH-INCOME TRUST

[photograph of a pair of glasses sitting atop a financial newspaper]

Semi-annual report for the six months ended March 31, 2002

AMERICAN HIGH-INCOME TRUST(SM)

American High-Income Trust is one of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

American High-Income Trust seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2002:

CLASS A SHARES                                ONE YEAR       FIVE YEARS      TEN YEARS

Reflecting 3.75% maximum sales charge         -0.74%         +4.07%          +7.41%


The fund's 30-day yield for Class A shares as of April 30, 2002, calculated in accordance with the Securities and Exchange Commission formula, was 9.11%. The fund's distribution rate for Class A shares as of that date was 9.04%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the fund's distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 33. Please see the back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing in non-U.S. bonds is subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation and periods of illiquidity.


FELLOW SHAREHOLDERS:

American High-Income Trust started the first half of its fiscal year on October 1, just weeks after the September 11 terrorist attacks. By then, a swift reaction to the attacks had already caused the stock and corporate bond markets to experience sharp selloffs. Early in the fiscal year, we found opportunities to add to our holdings at depressed prices, allowing us to benefit from a strong rebound at the end of 2001.

As a result, shareholders who reinvested dividends totaling 56 cents a share earned a total return of 6.8%, including an income return of 5.02% (10.04% annualized), for the six months ending March 31. That compares with a 5.7% total return for the unmanaged Lipper High Yield Bond Fund Index, a benchmark of similar funds. The unmanaged Credit Suisse First Boston High Yield Bond Index, which attempts to mirror the high-yield debt markets and does not include expenses, returned 8.3%.

Shareholders who took their dividends in cash saw the value of their investment gain 1.9%, in addition to receiving an income return of 4.92% (9.84% annualized).

Over the past 12-month period, your fund outpaced its peer average by even wider margins. American High-Income Trust earned a total return of 3.1%, while the Lipper High Yield Bond Fund Index suffered a 3.9% decline.

A FOURTH-QUARTER REBOUND

Despite general weakness in the financial markets, most holdings in the fund's portfolio have done very well over the past six months. Some of the biggest gains were in lodging, gaming and airline industry bonds, which were hit particularly hard in September and then experienced a strong recovery in the last three months of calendar 2001.

[Begin Sidebar]
RESULTS AT A GLANCE

CLASS A SHARE TOTAL RETURNS(1)                       SIX         ONE         LIFETIME(2)
(FOR PERIODS ENDED MARCH 31, 2002)                   MONTHS      YEAR        ANNUALIZED

American High-Income Trust                           +6.80%      +3.14%      +8.95%

Credit Suisse First Boston High Yield Bond           +8.31%      +3.36%      +8.46%
Index

Salomon Smith Barney Broad Investment-Grade          +0.09%      +5.34%      +8.13%
 (BIG) Bond Index

Lipper High Yield Bond Fund Index                    +5.69%      -3.92%      +6.68%


(1) Change in value of investment with dividends and capital gain distributions reinvested. Indexes are unmanaged.
(2) Since February 19, 1988.
[End Sidebar]

Your fund's media holdings, which constitute 20.1% of the portfolio, posted solid returns for the six months, due in part to consolidation in the industry and anticipation of a strengthening economy in 2002.

The technology hardware and equipment sector, which is a broad category that includes companies ranging from data-transmission tower operators to contract manufacturers, also enjoyed a strong run-up for the period. We are optimistic about the future potential of this sector and have added to the category over the past six months.

Telecommunications industry bonds, on the other hand, experienced great volatility as many companies struggled to meet their need for capital. When financial markets are weak, access to capital becomes difficult and more expensive at a time when earnings are usually depressed. Although our holdings in the sector enjoyed strong gains in the first months of the fiscal period, they declined later. Because the industry is made up of many young, maturing companies, we expect that their bonds may continue to experience dramatic fluctuations. Nevertheless, these holdings are an integral part of a diversified portfolio and we remain confident in them over the long term.

The fund's utility investments, which make up 3.6% of your portfolio, were a slight drag on the fund's overall returns. Returns on these holdings declined as the industry suffered from the consequent effects of the California power crisis as well as concerns about energy traders and accounting practices related to these energy trades.

FOCUSING ON THE LONG TERM

Despite our overall positive results, it is important to keep the fund's returns in perspective. The start date of the period marked a time when many holdings had already sunk to unusually low levels due to fears after the terrorist attacks. The rebound that followed helped the fund post strong gains in the last three months of calendar 2001, but it masked underlying concerns of credit quality and access to capital. The high-yield market, which has been driven by credit quality, has subsequently experienced an increase in defaults and downgrades. As a result, the first three months of calendar 2002 have been disappointing. Although we may still be in a weak high-yield bond market that began in 1998, we remain optimistic about the long-term potential of our individual holdings.

Our continued emphasis on in-depth research has enabled American High-Income Trust to produce better-than-average returns over the long term. For the past 10-year period, shareholders who reinvested dividends earned an annualized return of 7.8%, compared with 5.9% for the average high-yield bond fund, according to Lipper, and 7.3% for the unmanaged Credit Suisse First Boston High Yield Bond Index.

Shareholders who have remained invested in the fund since its inception in 1988 have earned an average annual return of 9.0%, which surpasses both the 6.7% annualized return for the Lipper High Yield Bond Fund Index and the 8.5% annualized return for the unmanaged Credit Suisse First Boston High Yield Bond Index.

As always, we appreciate your long-term support and look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ David C. Barclay
David C. Barclay
President

May 15, 2002

 [pie chart]

                                         % of Net Assets
U.S. Corporate Bonds                                 77%
Non-U.S. Corporate Bonds                              11
Non-U.S. Government Bonds                              1
Stocks                                                 1
U.S. Treasury Notes & Bonds                            2
Cash & Equivalents                                     8

 [end chart]

American High-Income Trust
Investment portfolio, March 31, 2002
unaudited

                                                                                     Principal       Market
                                                                                        amount        value
Bonds, notes & equity securities                                               (000) or shares        (000)

MEDIA  -  20.14%
Charter Communications Holdings, LLC:
 10.00% 2009                                                                  $           4,500   $    4,365
 0%/11.75% 2010 (1)                                                                      12,300        8,456
 0%/9.92% 2011 (1)                                                                       41,250       28,462
 11.125% 2011                                                                            18,900       19,042
 0%/11.75% 2011 (1)                                                                      61,500       35,977
 0%/13.50% 2011 (1)                                                                      25,500       16,065
 Charter Communications Holdings Capital                                                 28,125       15,328
 Corp. 0%/12.75% 2012 (2)  (1)
Charter Communications, Inc. 4.75%                                                       10,000        7,940
 convertible notes 2006
Avalon Cable Holdings LLC 0%/11.875% 2008 (1)                                            10,875        8,958
Adelphia Communications Corp.:
 9.25% 2002                                                                               6,000        5,940
 10.50% 2004                                                                              8,500        8,500
 10.25% 2006                                                                             15,655       14,246
 Series B, 13.00% preferred 2009  (3)                                             76,196 Shares        7,620
 10.25% 2011                                                                  $          31,050       28,255
Century Communications, Inc. 0% 2003                                                      8,678        7,637
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 8.875% 2007                                                                             17,000       17,722
 0%/9.75% 2007 (1)                                                                       34,000       34,680
Young Broadcasting Inc.:
 Series B, 9.00% 2006                                                                    13,800       13,938
 Series B, 8.75% 2007                                                                    15,500       15,190
 10.00% 2011                                                                             19,000       19,760
TeleWest PLC:
 9.625% 2006                                                                              6,100        3,111
 11.00% 2007                                                                             13,160        6,712
Telewest Communications PLC:
 11.25% 2008                                                                              9,210        4,697
 9.875% 2010                                                                             34,883       17,790
 0%/11.375% 2010 (1)                                                                     12,000        4,080
Fox Family Worldwide, Inc.:
 9.25% 2007                                                                              10,840       11,394
 10.25% 2007                                                                             21,898       23,650
Emmis Communications Corp. 0%/12.50% 2011 (1)                                            37,500       27,187
Sinclair Capital 11.625% preferred 2009                                          131,250 Shares       13,803
Sinclair Broadcast Group, Inc. 8.75% 2011 (2)                                 $          12,875       13,293
Key3Media Group, Inc. 11.25% 2011                                                        29,400       26,754
Telemundo Holdings, Inc., Series D, 0%/11.50%                                            25,635       25,923
 2008 (1)
Liberty Media Corp.:
 7.75% 2009                                                                               4,000        3,974
 7.875% 2009                                                                              8,000        8,005
 8.50% 2029                                                                               6,000        5,774
 8.25% 2030                                                                               6,450        6,041
Antenna TV SA:
 9.00% 2007                                                                              12,450       10,707
 9.75% 2008                                                                        17,750 Euro        12,988
Penton Media, Inc.:
 11.875% 2007 (2)                                                             $          11,175       11,454
 10.375% 2011                                                                            13,725       11,460
Chancellor Media Corp. of Los Angeles:
 Series B, 8.75% 2007                                                                     5,450        5,668
 8.00% 2008                                                                               8,500        8,925
Clear Channel Communications, Inc. 6.00% 2006                                             6,500        6,307
TransWestern Publishing Co. LLC,                                                         19,050       20,098
 Series F, 9.625% 2007
Cinemark USA, Inc. 9.625% 2008                                                           18,150       18,331
Cumulus Media Inc., Series A, 13.75%                                              17,065 Shares       18,260
 preferred 2009  (3)  (4)
EchoStar DBS Corp. 9.125% 2009 (2)                                            $          17,350       17,957
Carmike Cinemas, Inc., Series B, 10.375% 2009                                            17,720       16,214
Gray Communications Systems, Inc. 9.25% 2011 (2)                                         15,250       15,784
Sun Media Corp. 9.50% 2007                                                               15,025       15,475
Big City Radio, Inc. 11.25% 2005                                                         20,795       12,685
Lenfest Communications, Inc.:
 8.375% 2005                                                                              5,000        5,324
 7.625% 2008                                                                              6,750        6,865
ACME Intermediate Holdings, LLC, Series B,                                               12,689       10,976
 0%/12.00% 2005 (1)
Univision Communications Inc. 7.85% 2011                                                 10,625       10,859
British Sky Broadcasting Group PLC 8.20% 2009                                             7,500        7,588
AMC Entertainment Inc. 9.50% 2009                                                         7,250        7,214
Hollinger Participation Trust 12.125% 2010                                                7,250        6,996
  (2)  (5)  (4)
Entercom Radio, LLC 7.625% 2014                                                           6,500        6,532
Cablevision Industries Corp. 9.875% 2013                                                  6,000        6,330
Entravision Communications Corp. 8.125% 2009 (2)                                          6,000        6,090
Radio One, Inc., Series B, 8.875% 2011                                                    4,750        5,047
Cox Radio, Inc. 6.625% 2006                                                               5,000        4,983
Regal Cinemas, Inc. 9.375% 2012 (2)                                                       4,000        4,240
STC Broadcasting, Inc. 11.00% 2007                                                        4,000        4,120
RBS Participacoes SA 11.00% 2007 (2)                                                      4,500        3,476
Globo Comunicacoes e Participacoes SA: (2)
 10.50% 2006                                                                              2,600        1,820
 10.625% 2008                                                                             2,485        1,653
Multicanal Participacoes SA, Series B, 12.625% 2004                                       2,900        2,327
                                                                                                     825,022

WIRELESS TELECOMMUNICATION SERVICES  -  11.58%
Nextel Communications, Inc.:
 0%/9.75% 2007 (1)                                                                       10,000        6,450
 0%/10.65% 2007 (1)                                                                      19,750       13,282
 0%/9.95% 2008 (1)                                                                       23,175       13,789
 12.00% 2008                                                                             14,200       10,650
 Series D, 13.00% exchangeable preferred                                          51,317 Shares       21,040
 2009  (3)  (4)
 5.25% convertible senior notes 2010                                          $          17,900        9,063
 Series E, 11.125% exchangeable preferred,                                        59,521 Shares       20,832
 redeemable 2010  (3)  (4)
Dobson Communications Corp.: (3) (4)
 12.25% senior exchangeable preferred, redeemable 2008                                   58,664       48,104
 13.00% senior exchangeable preferred 2009                                               14,250       12,255
American Cellular Corp. 9.50% 2009                                            $          20,060       14,744
Dobson/Sygnet Communications Co. 12.25% 2008                                              6,500        6,402
Cricket Communications, Inc.: (5)
 6.25% 2007                                                                              30,070       21,349
 6.50% 2007                                                                              19,575       13,898
Leap Wireless International, Inc.:
 12.50% 2010                                                                             20,675       13,232
 0%/14.50% 2010 (1)                                                                      35,275       10,230
Nextel Partners, Inc.:
 12.50% 2009 (2)                                                                         13,865        9,359
 0%/14.00% 2009 (1)                                                                      45,582       22,335
 11.00% 2010                                                                             20,750       13,280
AirGate PCS, Inc. 0%/13.50% 2009 (1)                                                     39,450       26,629
iPCS, Inc. 0%/14.00% 2010 (1)                                                            22,075       12,803
TeleCorp PCS, Inc.:
 0%/11.625% 2009 (1)                                                                     23,580       20,986
 10.625% 2010                                                                             8,250        9,240
Tritel PCS, Inc. 10.375% 2011                                                             6,000        6,780
Centennial Cellular Corp. 10.75% 2008                                                    54,675       24,604
PTC International Finance BV 0%/10.75% 2007 (1)                                          19,100       19,125
Verizon Wireless Capital LLC 5.375% 2006 (2)                                             17,875       17,159
Microcell Telecommunications Inc., Series B,                                             23,800       16,898
 14.00% 2006
Horizon PCS, Inc. 13.75% 2011 (2)                                                        19,000       14,820
Alamosa (Delaware), Inc.:
 12.50% 2011                                                                              3,350        2,764
 13.625% 2011                                                                            12,300       10,516
Cellco Finance NV:
 12.75% 2005                                                                              3,250        2,998
 15.00% 2005                                                                              1,590        1,578
Triton PCS, Inc. 9.375% 2011                                                              3,125        2,992
Teletrac, Inc. 9.00% 2004 (2) (4) (6)                                                     1,915        1,532
Rogers Cantel Inc. 9.75% 2016                                                             1,375        1,210
PanAmSat Corp. 6.125% 2005                                                                1,025          998
Nuevo Grupo Iusacell, SA de CV 14.25% 2006                                                  380          392
PageMart Wireless, Inc.: (6) (7)
 15.00% 2005                                                                             19,250            2
 0%/11.25% 2008 (1)                                                                      61,010            6
                                                                                                     474,326

HOTELS, RESTAURANTS & LEISURE  -  8.39%
Six Flags, Inc.:
 9.50% 2009                                                                              11,000       11,440
 8.875% 2010 (2)                                                                         12,250       12,464
Six Flags Entertainment Corp. 8.875% 2006                                                 2,250        2,348
Premier Parks Inc.:
 9.25% 2006                                                                               5,375        5,617
 9.75% 2007                                                                              13,875       14,499
 0%/10.00% 2008 (1)                                                                       9,250        8,764
Boyd Gaming Corp.:
 9.25% 2003                                                                              25,000       25,781
 9.50% 2007                                                                               7,500        7,744
 9.25% 2009                                                                              10,000       10,575
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                    19,500       20,377
Jupiters Ltd. 8.50% 2006                                                                 19,180       19,564
William Hill Finance 10.625% 2008                                                12,700 Pounds        19,551
KSL Recreation Group, Inc. 10.25% 2007                                        $          16,555       16,120
Argosy Gaming Co.:
 10.75% 2009                                                                              6,250        6,875
 9.00% 2011                                                                               8,350        8,851
Ameristar Casinos, Inc. 10.75% 2009                                                      13,750       15,159
International Game Technology:
 7.875% 2004                                                                             11,250       11,602
 8.375% 2009                                                                              3,250        3,421
Station Casinos, Inc. 8.375% 2008                                                        14,250       14,535
Mirage Resorts, Inc.:
 6.625% 2005                                                                              1,950        1,947
 6.75% 2007                                                                               4,250        4,105
 6.75% 2008                                                                               2,250        2,156
MGM Mirage, Inc. 8.50% 2010                                                               5,350        5,608
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                              13,954       13,814
Harrah's Operating Co., Inc.:
 7.875% 2005                                                                              6,725        6,918
 7.125% 2007                                                                              3,000        3,045
 7.50% 2009                                                                               2,500        2,511
Eldorado Resorts LLC 10.50% 2006                                                         12,250       11,882
Florida Panthers Holdings, Inc. 9.875% 2009                                              11,000       11,742
Mandalay Resort Group 10.25% 2007                                                         7,500        8,137
Hollywood Casino Corp. 11.25% 2007                                                        6,190        6,848
Coast Hotels and Casinos, Inc. 9.50% 2009 (2)                                             6,000        6,367
Sbarro, Inc. 11.00% 2009                                                                  6,000        6,157
Perkins Family Restaurants, LP, Perkins Finance                                           6,000        6,037
 Corp., Series B, 10.125% 2007
Silver Legacy Resort Casino 10.125% 2012 (2)                                              4,400        4,543
Mohegan Tribal Gaming Authority 8.375% 2011                                               4,000        4,070
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                               1,400        1,225
 6.75% 2008                                                                               1,300        1,144
AMF Bowling Worldwide, Inc. 0% convertible                                               10,508            1
debentures 2018 (2)  (7)  (6)
                                                                                                     343,544

MATERIALS  -  7.00%
Georgia-Pacific Corp.:
 7.50% 2006                                                                               6,600        6,470
 8.125% 2011                                                                             32,150       31,370
 9.50% 2022                                                                               5,650        5,352
 8.875% 2031                                                                             15,095       14,070
Fort James Corp.:
 6.50% 2002                                                                               2,000        2,007
 6.625% 2004                                                                              4,776        4,668
 6.875% 2007                                                                              5,000        4,640
Container Corp. of America:
 Series B, 10.75% 2002                                                                    7,250        7,286
 9.75% 2003 (8)                                                                          33,750       34,594
Stone Container Corp. 9.75% 2011                                                          9,000        9,765
Printpack, Inc.:
 Series B, 9.875% 2004                                                                    7,750        7,983
 10.625% 2006                                                                            19,305       20,270
Potlatch Corp. 10.00% 2011                                                               21,550       23,436
Tekni-Plex, Inc., Series B, 12.75% 2010                                                  19,550       20,479
Kappa Beheer BV:
 10.625% 2009                                                                      11,750 Euro        11,270
 0%/12.50% 2009 (1)                                                                       9,500        7,257
UCAR Finance Inc. 10.25% 2012 (2)                                             $          14,625       15,429
Owens-Illinois, Inc.:
 8.10% 2007                                                                               5,000        4,825
 7.35% 2008                                                                               2,440        2,257
Owens-Brockway Glass Container Inc. 8.875% 2009 (2)                                       6,500        6,663
Longview Fibre Co. 10.00% 2009 (2)                                                       10,750       11,234
Freeport-McMoRan Copper & Gold Inc.:
 7.50% 2006                                                                                 100           83
 7.20% 2026                                                                               7,825        7,453
Luscar Coal Ltd. 9.75% 2011                                                               6,575        7,043
Allegheny Technologies, Inc. 8.375% 2011 (2)                                              5,000        4,950
Steel Dynamics, Inc. 9.50% 2009 (2)                                                       3,000        3,120
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (7)                                         11,875        2,494
Appleton Papers Inc. 12.50% 2008 (2)                                                      4,075        4,014
Advance Agro Capital BV 13.00% 2007                                                       4,000        2,780
Indah Kiat International Finance Co. BV                                                   2,250          613
 11.875% 2002 (7)
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (7)                                         5,200        1,157
Pindo Deli Finance Mauritius Ltd.: (7)
 10.25% 2002                                                                              5,000          925
 10.75% 2007                                                                              2,925          541
APP International Finance Co. BV 11.75% 2005 (7)                                            275           67
                                                                                                     286,565

DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.50%
Qwest Capital Funding, Inc.:
 5.875% 2004                                                                             11,000        9,515
 7.75% 2006                                                                              13,615       11,578
 7.00% 2009                                                                              12,700       10,344
 7.90% 2010                                                                               7,125        6,021
 7.25% 2011                                                                               6,160        4,988
 7.625% 2021                                                                             12,500        9,720
Qwest Corp. 8.875% 2012 (2)                                                               9,600        9,454
U S WEST Capital Funding, Inc. 6.25% 2005                                                 5,125        4,425
Sprint Capital Corp.:
 7.90% 2005 (2)                                                                           9,500        9,328
 7.125% 2006                                                                              1,340        1,288
 6.00% 2007                                                                               9,435        8,614
 6.125% 2008                                                                              1,500        1,339
 7.625% 2011                                                                              5,360        5,084
 8.375% 2012 (2)                                                                         18,875       18,578
 6.90% 2019                                                                               5,467        4,509
 8.75% 2032 (2)                                                                           1,875        1,818
VoiceStream Wireless Corp.:
 10.375% 2009                                                                            11,107       11,926
 0%/11.875% 2009 (1)                                                                     24,198       20,810
CFW Communications Co. 13.00% 2010                                                       36,800       22,816
PCCW-HKT Capital Ltd. 7.75% 2011 (2)                                                     18,500       17,999
Comcast UK Cable Partners Ltd. 11.20% 2007                                               20,605       16,896
COLT Telecom Group PLC:
 12.00% 2006                                                                             23,750       16,150
 8.875% 2007                                                                  DM          1,200          321
TELUS Corp.:
 7.50% 2007                                                                   $           8,250        8,419
 8.00% 2011                                                                               1,500        1,540
CenturyTel, Inc., Series H, 8.375% 2010                                                   7,750        7,926
France Telecom 7.70% 2006 (5)                                                             7,000        7,107
AT&T Corp. 8.00% 2031 (2)                                                                 6,000        5,760
Nortel Inversora SA, Class A, preferred (ADR)  (2) (6)                           675,397 Shares        4,035
NEXTLINK Communications, Inc.:
 9.625% 2007                                                                  $           2,250          270
 0%/12.125% 2009 (1)                                                                     11,975        1,197
 0%/12.25% 2009 (1)                                                                      11,750        1,175
XO Communications, Inc. 14.00% preferred 2009 (3)  (4)                                40 Shares            0
Allegiance Telecom, Inc.:
 0%/11.75% 2008 (1)                                                           $           4,275        1,176
 12.875% 2008                                                                             1,900          760
Broadwing Inc., Series B, 12.50% exchangeable                                      1,976 Shares          830
 preferred 2009  (3)
Williams Communications Group, Inc. 11.70% 2008                               $           5,150          772
VersaTel Telecom International NV 4.00%                                             3,325 Euro           715
 convertible notes 2005
GT Group Telecom Inc., units 0%/13.25% 2010 (1)                               $          11,000          660
Netia Holdings BV 11.25% 2007  (7)                                                        1,000          165
                                                                                                     266,028

COMMUNICATIONS EQUIPMENT  -  6.00%
Crown Castle International Corp.:
 0%/10.625% 2007 (1)                                                                     23,575       20,275
 12.75% senior exchangeable preferred 2010 (3)  (4)                               29,221 Shares       17,533
 0%/10.375% 2011 (1)                                                          $          33,825       19,788
 10.75% 2011                                                                             14,750       13,275
 0%/11.25% 2011 (1)                                                                      13,500        8,033
American Tower Corp.:
 9.375% 2009                                                                             56,800       42,032
 5.00% convertible debentures 2010                                                       11,500        6,325
SBA Communications Corp.:
 0%/12.00% 2008 (1)                                                                      23,750       14,488
 10.25% 2009                                                                             34,500       23,978
SpectraSite Holdings, Inc., Series B:
 0%/12.00% 2008 (1)                                                                       8,750        2,538
 0%/11.25% 2009 (1)                                                                      43,125       12,291
 10.75% 2010                                                                              3,750        1,819
 12.50% 2010                                                                             25,000       12,250
 0%/12.875% 2010 (1)                                                                     25,905        6,606
Nortel Networks Ltd. 6.125% 2006                                                         32,627       24,307
Adaptec, Inc. 4.75% convertible                                                          10,000        9,613
 subordinated notes 2004
Motorola, Inc.:
 7.625% 2010                                                                              2,000        1,978
 8.00% 2011                                                                               3,000        2,966
 7.50% 2025                                                                               2,000        1,875
 6.50% 2028                                                                               1,200          991
 5.22% 2097                                                                               1,200          687
Lucent Technologies Inc. 7.25% 2006                                                       2,500        2,075
                                                                                                     245,723

RETAIL  -  5.12%
J.C. Penney Co., Inc.:
 7.375% 2004                                                                              2,000        1,970
 7.05% 2005                                                                               5,850        5,587
 7.60% 2007                                                                               5,000        4,850
 7.375% 2008                                                                              6,030        5,668
 6.875% 2015                                                                              7,400        5,920
 7.65% 2016                                                                               2,000        1,670
 9.75% 2021 (9)                                                                           8,013        7,612
 8.25% 2022 (9)                                                                           5,625        4,669
 8.125% 2027                                                                              1,925        1,502
 7.40% 2037                                                                               8,625        8,280
 7.625% 2097                                                                              9,875        7,258
Rite Aid Corp.:
 7.125% 2007                                                                             14,600       10,585
 11.25% 2008                                                                              2,125        1,668
 6.875% 2013                                                                             14,725        8,835
 7.70% 2027                                                                              26,720       16,166
 6.875% 2028 (2)                                                                         12,000        7,200
Amazon.com, Inc. 6.875% PEACS convertible                                          53,550 Euro        28,746
 subordinated notes 2010
Dillard's, Inc.:
 6.125% 2003                                                                  $           5,300        5,226
 6.43% 2004                                                                               2,950        2,886
 6.69% 2007                                                                               1,000          942
 6.30% 2008                                                                               2,950        2,730
 6.625% 2008                                                                              1,500        1,402
 6.625% 2018                                                                             11,915       10,020
 7.13% 2018                                                                               2,050        1,747
 7.00% 2028                                                                               1,470        1,180
Gap, Inc.:
 6.90% 2007                                                                              10,750        9,406
 8.80% 2008 (2)                                                                           3,320        3,307
DR Securitized Lease Trust, Series 1994                                                   9,855        5,716
 K-2, 9.35% 2019 (9)
Kmart Corp., Series 1995 K-2, 9.78% 2020 (9) (8)                                         10,500        5,539
Saks Inc. 7.375% 2019                                                                    13,650       11,057
Office Depot, Inc. 10.00% 2008                                                            8,000        8,920
Petco Animal Supplies, Inc. 10.75% 2011 (2)                                               6,875        7,563
ShopKo Stores, Inc. 6.50% 2003                                                            2,000        1,960
Toys "R" Us, Inc. 7.625% 2011                                                             2,000        1,846
The Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                      300          314
                                                                                                     209,947

TECHNOLOGY HARDWARE & EQUIPMENT  -  5.04%
Solectron Corp.:
 7.375% 2006                                                                              3,725        3,502
 9.625% 2009                                                                             32,275       32,598
 0% LYON convertible notes 2020                                                          86,150       39,952
 0% LYON convertible notes 2020                                                          23,300       13,020
Micron Technology, Inc. 6.50% 2005 (2)                                                   34,000       31,280
Celestica Inc. 0% convertible debentures 2020                                            32,625       14,025
Zilog, Inc. 9.50% 2005 (7)                                                               33,150       13,426
Conexant Systems, Inc. 4.00% convertible                                                 14,700        9,462
 subordinated notes 2007
Fairchild Semiconductor Corp.:
 10.125% 2007 (9)                                                                         2,000        2,090
 10.50% 2009                                                                              6,550        7,205
SCI Systems, Inc. 3.00% convertible                                                      12,000        9,090
 subordinated debentures 2007
Flextronics International Ltd.:
 8.75% 2007                                                                               4,775        4,859
 9.875% 2010                                                                                875          937
RF Micro Devices, Inc. 3.75% convertible                                                  6,500        5,517
 subordinated notes 2005
LSI Logic Corp. 4.00% convertible                                                         5,961        5,119
 subordinated notes 2005
Vitesse Semiconductor Corp. 4.00% convertible                                             4,200        3,271
 subordinated debentures 2005
TriQuint Semiconductor, Inc. 4.00% convertible                                            4,240        3,249
 subordinated notes 2007
Analog Devices, Inc. 4.75% convertible                                                    3,200        3,022
 subordinated notes 2005
Cypress Semiconductor Corp. 3.75% convertible                                             3,080        2,658
 subordinated notes 2005
Hyundai Semiconductor America, Inc. 8.625% 2007 (2)                                       2,800        1,932
                                                                                                     206,214

ELECTRIC UTILITIES  -  3.60%
Edison Mission Energy:
 10.00% 2008                                                                              7,000        6,965
 7.73% 2009                                                                              17,875       16,024
 9.875% 2011                                                                             17,875       17,679
Mission Energy Holding Co. 13.50% 2008                                                   35,900       39,041
Edison International 6.875% 2004                                                          6,000        5,670
Homer City Funding LLC  8.734% 2026                                                       5,000        4,621
AES Corp.:
 9.50% 2009                                                                              24,350       18,993
 9.375% 2010                                                                              2,625        2,100
AES Drax Holdings Ltd., Series A, 10.41% 2020 (9)                                        22,975       17,346
AES Trust VII 6.00% convertible preferred 2008                                  414,925 shares         9,128
TNP Enterprises, Inc., Series B, 10.25% 2010                                  $           7,250        7,685
Israel Electric Corp. Ltd. 7.75% 2027 (2)                                                 2,550        2,239
                                                                                                     147,491

FINANCIALS  -  3.27%
Capital One Financial Corp.:
 7.25% 2006                                                                               6,875        6,418
 8.75% 2007                                                                              24,875       24,652
Capital One Bank 6.875% 2006                                                              2,000        1,932
IBJ Preferred Capital Co. LLC, Series A,                                       5,040,000 Shares        3,863
 8.79% noncumulative preferred (undated) (2)  (5)
Fuji JGB Investment LLC, Series A, 9.87%                                             34,080,000       27,653
 noncumulative preferred (undated) (2)  (5)
GS Escrow Corp.:
 7.00% 2003                                                                   $           4,500        4,545
 7.125% 2005                                                                             17,000       16,738
Tokai Preferred Capital Co. LLC, Series A,                                    15,500,000 Shares       12,526
 9.98%/11.091% noncumulative preferred
 (undated) (2)  (5)
Chevy Chase Preferred Capital Corp., Series A,                                          214,000       12,038
10.375% exchangeable preferred
Superior Financial Corp. 8.65% 2003 (2)                                       $           6,000        6,028
BNP U.S. Funding LLC, Series A, 7.738% noncumulative                           4,750,000 Shares        4,981
 preferred (undated) (2)  (5)
BankUnited Capital Trust, BankUnited Financial                                $           4,500        4,309
 Corp. 10.25% 2026
Providian Financial Corp. 9.525% 2027 (2) (8)                                            15,000        5,550
Advanta Capital Trust I, Series B, 8.99% 2026                                             4,500        2,700
                                                                                                     133,933

COMMERCIAL SERVICES & SUPPLIES  -  2.66%
Allied Waste North America, Inc.:
 7.625% 2006                                                                              7,000        6,878
 8.50% 2008 (2)                                                                          11,000       11,165
 Series B, 8.875% 2008                                                                    6,250        6,422
 10.00% 2009                                                                             44,225       44,999
KinderCare Learning Centers, Inc.,                                                       13,200       13,134
 Series B, 9.50% 2009
WMX Technologies, Inc.:
 6.375% 2003                                                                              3,500        3,548
 7.10% 2026                                                                               2,150        2,185
Waste Management, Inc.:
 6.875% 2009                                                                              1,500        1,452
 7.375% 2010                                                                              3,000        2,975
USA Waste Services, Inc. 6.50% 2002                                                       2,000        2,023
Iron Mountain Inc.:
 Pierce Leahy Command Co., 8.125% 2008                                                      875          884
 8.75% 2009                                                                               5,370        5,592
Stericycle, Inc., Series B, 12.375% 2009                                                  3,407        3,952
Protection One Alarm Monitoring, Inc. 13.625% 2005 (5)                                    3,543        3,330
Safety-Kleen Services, Inc. 9.25% 2008 (7)                                                7,000          245
                                                                                                     108,784

TRANSPORTATION  -  1.67%
Northwest Airlines, Inc.:
 8.52% 2004                                                                               5,875        5,698
 7.625% 2005                                                                              4,250        4,048
 8.875% 2006                                                                              8,475        8,115
 9.875% 2007                                                                             13,500       13,433
Teekay Shipping Corp. 8.875% 2011                                                        13,875       14,638
International Shipholding Corp.:
 9.00% 2003                                                                               4,186        4,228
 Series B, 7.75% 2007                                                                     1,920        1,536
American Airlines Inc., Series 2001-2,                                                    5,000        5,109
 Class B, 8.608% 2011 (2)
United Air Lines, Inc.:
 9.00% 2003                                                                               3,000        2,430
 1991 Equipment Trust Certificate, Series A,                                              2,289        1,579
 10.11% 2006 (9)
Continental Airlines, Inc., Series 2000-1,                                                3,363        3,338
 Class A-1, 8.048% 2020 (9)
USAir, Inc., Pass Through Trust, Series                                                   3,150        2,205
 1993-A3, 10.375% 2013
Delta Air Lines, Inc. 9.75% 2021                                                          2,200        2,062
                                                                                                      68,419

CAPITAL GOODS -  1.35%
Terex Corp.:
 8.875% 2008                                                                              2,000        2,065
 9.25% 2011                                                                              15,200       15,884
 Class B, 10.375% 2011                                                                    7,850        8,537
Cummins Capital Trust I 7.00% QUIPS                                              180,000 Shares       10,631
 convertible preferred 2031  (2)
Swire Pacific Offshore Financing Ltd. 9.33%                                             351,648        9,055
 cumulative guaranteed perpetual preferred
 capital securities (2)
AGCO Corp. 9.50% 2008                                                         $           6,750        7,290
EarthWatch Inc., Series B, 7.00% convertible                                     862,983 Shares        1,875
 preferred 2009 (2)  (3)  (4)  (6)
                                                                                                      55,337

OIL & GAS  -  0.76%
Pogo Producing Co.:
 8.75% 2007                                                                              16,500       17,119
 10.375% 2009                                                                             6,500        6,988
Newfield Exploration Co.:
 Series B, 7.45% 2007                                                                     1,750        1,758
 7.625% 2011                                                                              3,500        3,436
Pemex Project Master Trust, Series A: (2)
 7.875% 2009                                                                              1,400        1,421
 8.625% 2022                                                                                420          425
                                                                                                      31,147

CONSUMER DURABLES  -  0.76%
Levi Strauss & Co.:
 6.80% 2003                                                                               5,025        4,899
 11.625% 2008                                                                             7,100        7,437
 11.625% 2008                                                                       3,316 Euro         3,039
Boyds Collection, Ltd., Series B, 9.00% 2008                                  $           9,775       10,068
Salton/Maxim Housewares, Inc. 10.75% 2005                                                 4,300        4,268
Salton, Inc. 12.25% 2008                                                                  1,250        1,303
                                                                                                      31,014

FOOD & BEVERAGES  -  0.75%
Aurora Foods Inc.:
 Series B, 9.875% 2007                                                                    8,522        8,522
 Series D, 9.875% 2007                                                                    4,953        4,953
Fage Dairy Industry SA 9.00% 2007                                                        10,000        9,350
Constellation Brands, Inc. 8.125% 2012                                                    6,750        7,020
Smithfield Foods, Inc., Series A, 8.00% 2009                                              1,000        1,020
DGS International Finance Co. BV 10.00% 2007 (2)  (7)                                     1,050           34
                                                                                                      30,899

HEALTH CARE PROVIDERS & SERVICES  -  0.55%
Columbia/HCA Healthcare Corp. 6.91% 2005                                                 11,250       11,531
Omnicare, Inc. 5.00% convertible debentures 2007                                         10,000        9,464
Integrated Health Services, Inc.: (6) (7)
 10.25% 2006 (5)                                                                         11,250          113
 Series A, 9.50% 2007                                                                    37,500          375
 Series A, 9.25% 2008                                                                    46,250          463
Mariner Health Group, Inc. 9.50% 2006 (7)  (6)                                           13,625          409
                                                                                                      22,355

AUTOMOBILES & COMPONENTS  -  0.42%
ArvinMeritor, Inc. 8.75% 2012                                                            12,625       13,078
Tenneco Automotive Inc. 11.625% 2009                                                      4,000        3,140
Ford Motor Credit Co. 6.50% 2007                                                          1,000          972
Key Plastics Holdings, Inc., Series B,                                                    9,650          121
 10.25% 2007 (7)  (6)
                                                                                                      17,311

OTHER  -  1.30%
HMH Properties, Inc., Series A, 7.875% 2005                                              12,250       12,158
Consumer Credit Reference Index Securities                                                9,500        9,496
 Program, Series 2002-2, Class B, 10.421%
 2007  (2)  (9)
Playtex Products, Inc. 9.375% 2011                                                        5,750        6,124
Prudential Holdings, LLC, Series C, 8.695% 2023 (2)                                       5,000        5,205
MeriStar Hospitality Corp.: (2)
 10.50% 2009                                                                              1,750        1,890
 9.125% 2011                                                                              3,125        3,207
Mediterranean Re PLC 7.76% 2005 (2)  (5)  (9)                                             5,000        4,925
Chase Commercial Mortgage Securities Corp.,                                               5,000        4,806
 Series 1998-2, Class E, 6.39% 2030 (9)
GMAC Commercial Mortgage Securities, Inc., Series                                         2,500        2,215
 1997-C2, Class E, 7.624% 2011 (9)
FelCor Lodging LP 9.50% 2008                                                              1,500        1,583
Exodus Communications, Inc. 11.625% 2010 (7)                                              5,000        1,000
Elizabeth Arden, Inc., Series B, 11.75% 2011                                                750          754
                                                                                                      53,363

U.S. TREASURY NOTES & BONDS  -  1.51%
7.50% February 2005 (8)                                                                   6,000        6,530
6.625% May 2007                                                                          25,000       26,828
4.75% November 2008                                                                      10,000        9,742
7.50% November 2016                                                                      12,000       13,787
7.875% February 2021                                                                      4,000        4,821
                                                                                                      61,708

Non-U.S. Government Obligations -  1.47%
Panama (Republic of):
 9.625% 2011                                                                              1,500        1,556
 Interest Reduction Bonds 4.75% 2014 (5)  (9)                                            11,991       10,882
 10.75% 2020                                                                                415          461
 8.875% 2027                                                                              2,000        1,910
United Mexican States Government, Global Eurobonds:
 0% 2003                                                                                  1,963            4
 11.375% 2016                                                                             5,251        6,593
 8.125% 2019                                                                              1,695        1,679
 8.30% 2031                                                                               5,440        5,413
Russian Federation:
 12.75% 2028                                                                              5,000        5,888
 5.00% 2030 (5)  (9)                                                                      6,865        4,548
Brazil (Federal Republic of):
 Eligible Interest Bonds 3.188% 2006 (5)  (9)                                             1,292        1,201
 Bearer 8.00% 2014 (4)  (9)                                                               3,955        3,233
 8.875% 2024                                                                              1,895        1,354
 11.00% 2040                                                                                915          757
Turkey (Republic of) 12.375% 2009                                                         3,675        3,905
Bulgaria (Republic of) Front Loaded Interest                                              3,660        3,296
 Reduction Bonds, 2.813% 2012 (5)  (9)
Dominican Republic 9.50% 2006 (2)                                                         2,130        2,250
Philippines (Republic of):
 9.875% 2019                                                                                500          506
 10.625% 2025                                                                               945          999
Argentina (Republic of):
 Series E, 0% 2003                                                                        1,500          784
 12.25% 2018 (4)  (9)                                                                     1,698          348
 12.00% 2031 (4)  (9)                                                                     1,533          337
Guatamala (Republic of) 10.25% 2011 (2)                                                   1,000        1,123
Peru (Republic of):
 9.125% 2012                                                                                659          651
 Past Due Interest Eurobond 4.50% 2017 (5)  (9)                                             431          348
Venezuela (Republic of) Eurobond 2.875% 2007 (5)  (9)                                       286          234
                                                                                                      60,260



                                                                                                     Market
                                                                                    Number of         value
Common stocks & warrants -  0.67%                                                       Shares        (000)


Price Communications Corp.  (3)                                                         489,882   $    8,642
Nextel Communications, Inc., Class A  (2)  (3)                                        1,315,149        7,076
Viacom Inc., Class B, nonvoting  (3)                                                     63,225        3,058
Clear Channel Communications, Inc.  (3)                                                  51,012        2,623
ACME Communications, Inc.  (3)                                                          213,145        2,204
Clarent Hospital Corp.  (3) (10) (6)                                                    616,906        1,542
Radio One, Inc., Class D, nonvoting  (3)                                                 44,000          906
Radio One, Inc., Class A  (3)                                                            22,000          479
Rural Cellular Corp., Class A  (3)                                                      100,000          448
WorldCom, Inc. - WorldCom Group  (3)                                                     31,500          212
WorldCom, Inc. - MCI Group                                                                1,260            8
Leap Wireless International, Inc., warrants,                                             37,900           38
 expire 2010 (2)  (3)
Allegiance Telecom, Inc., warrants, expire 2008                                           5,000           26
  (2)  (3)  (6)
GT Group Telecom Inc., warrants, expire 2010                                             11,000           19
  (2)  (3)  (6)
Protection One Alarm Monitoring, Inc., warrants,                                         30,400           13
 expire 2005  (2)  (3)  (6)
Viatel, Inc.  (3)                                                                        58,503            0
KMC Telecom Holdings, Inc., warrants,                                                    22,500            0
 expire 2008  (2)  (3)
McCaw International, Ltd., warrants,                                                      8,500            0
 expire 2007  (2)  (3) (6)
NTL Inc., warrants, expire 2008  (2)  (3)  (6)                                            6,412            0
NTELOS, Inc., warrants, expire 2010 (3)  (6)                                             36,800            0
                                                                                                      27,294

Miscellaneous  -  1.28%
Investment securities in initial period of acquisition                                                52,553

Total bonds, notes & equity securities                                                             3,759,237
 (cost: $4,200,777,000)


                                                                                     Principal       Market
                                                                                        amount        value
Short-term securities                                                                    (000)        (000)

Corporate short-term notes  -  4.25%
American General Finance Corp.:
 1.82% due 4/9/2002                                                           $          15,500   $   15,493
 1.81% due 4/19/2002                                                                     13,400       13,387
General Electric Capital Corp.:
 1.79% due 4/1/2002                                                                       5,200        5,200
 1.77% due 4/8/2002                                                                      15,100       15,094
American Express Credit Corp. 1.79%-1.83% due 4/4/2002                                   20,000       19,996
Ford Motor Credit Co. 1.84% due 4/12/2002                                                17,000       16,989
SBC Communications Inc.: (2)
 1.80% due 5/2/2002                                                                       5,800        5,791
 1.90% due 6/18/2002                                                                     11,100       11,045
Procter & Gamble Co. 1.77% due 4/3/2002 (2)                                              15,700       15,698
Gannett Co., Inc. 1.78% due 4/15/2002 (2)                                                15,000       14,989
Park Avenue Receivables Corp. 1.81% due 4/11/2002 (2)                                    14,700       14,692
Triple-A One Funding Corp. 1.79% due 4/4/2002  (2)                                       14,300       14,297
Abbott Laboratories 1.83% due 5/23/2002 (2)                                              11,300       11,269
                                                                                                     173,940

Federal agency discount notes  -  1.48%
Fannie Mae:
 1.58% due 4/10/2002 (8)                                                                  9,600        9,596
 1.73% due 4/23/2002                                                                     15,700       15,683
 1.865% due 6/12/2002                                                                    21,300       21,241
Freddie Mac:
 1.78% due 4/30/2002                                                                      9,700        9,686
 1.765% due 5/30/2002                                                                     4,500        4,486
                                                                                                      60,692

U.S. Treasuries  -  1.05%
U.S. Treasury Bills:
 1.725% due 5/23/2002                                                                    18,000       17,954
 1.795% due 6/20/2002                                                                    25,000       24,903
                                                                                                      42,857


Total short-term securities (cost: $277,472,000)                                                     277,489


Total investment securities (cost: $4,478,249,000)                                                 4,036,726
Excess of cash and receivables over payables                                                          58,728

Net assets                                                                                        $4,095,454

(1) Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction;
    resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Non-income-producing security.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Coupon rate may change periodically.
(6) Valued under procedures established by the Board of Trustees.
(7) Company not making interest payments;
    bankruptcy proceedings pending.
(8) This security has been segregated to cover funding requirements on investment transactions settling in the future.
(9) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(10) The fund owns 10.10% of the outstanding voting securities of Clarent Hospital Corp. and thus is considered an affiliate of this company under the Investment Company Act of 1940.

See Notes to Financial Statements

American High-Income Trust
Financial statements
(dollars and shares in thousands,
except per share amounts)
Statement of assets and liabilities                                                   Unaudited
at March 31, 2002
Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $4,470,813)                              $4,035,184
  Affiliated issuers (cost: $7,436)                                         1,542    $4,036,726
 Cash                                                                                    12,586
 Receivables for:
  Sales of investments                                                     11,274
  Sales of fund's shares                                                   29,498
  Open forward currency contracts                                             244
  Dividends and interest                                                   78,186       119,202
 Other assets                                                                                 3
                                                                                      4,168,517
Liabilities :
 Payables for:
  Purchases of investments                                                 54,488
  Repurchases of fund's shares                                              6,497
  Dividends on fund's shares                                                9,329
  Open forward currency contracts                                             136
  Investment advisory services                                              1,456
  Services provided by affiliates                                           1,072
  Deferred Trustees' compensation                                              48
  Other fees and expenses                                                      37        73,063
Net assets at March 31, 2002                                                         $4,095,454

Net assets consist of:
 Capital paid in on shares of beneficial interest                                    $4,825,006
 Distributions in excess of net investment income                                       (10,579)
 Accumulated net realized loss                                                         (277,547)
 Net unrealized depreciation                                                           (441,426)
Net assets at March 31, 2002                                                         $4,095,454

Shares of beneficial interest issued and
outstanding - unlimited shares authorized
                                                                           Shares Net asset valu
                                                           Net assets outstanding per share /1/

Class A                                                    $3,545,614     308,618        $11.49
Class B                                                       247,337      21,529         11.49
Class C                                                       190,651      16,595         11.49
Class F                                                       109,582       9,538         11.49
Class 529-A                                                     1,217         106         11.49
Class 529-B                                                       318          28         11.49
Class 529-C                                                       735          64         11.49
Class 529-E                                                        -*          -*         11.49
* Amount less than 1,000.
(1) Maximum offering price and redemption price per
share are equal to the net asset value per share for
all share classes, except for Class A and
Class 529-A, for which the maximum offering
price per share is $12.64 for each.

Statement of operations
for the six months ended March 31, 2002
Investment income:                                                                    Unaudited

                                                                      (dollars in
 Income:                                                               thousands)
  Interest                                                               $187,796
  Dividends                                                                 2,953      $190,749

 Fees and expenses:
  Investment advisory services                                              8,189
  Distribution services                                                     6,153
  Transfer agent services                                                   1,392
  Administrative services                                                     160
  Reports to shareholders                                                     111
  Registration statement and prospectus                                       363
  Postage, stationery and supplies                                            215
  Trustees' compensation                                                       (5)
  Auditing and legal                                                           54
  Custodian                                                                    44
  State and local taxes                                                        60
  Other                                                                         3        16,739
 Net investment income                                                                  174,010

Net realized loss and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized (loss) gain on:
  Investments                                                            (118,317)
  Non-U.S. currency transactions                                              301      (118,016)
 Net unrealized appreciation on:
  Investments                                                             158,260
  Non-U.S. currency translations                                              753       159,013
   Net realized loss and                                                        .
    unrealized appreciation
    on investments and non-U.S. currency                                                 40,997
Net increase in net assets resulting
 from operations                                                                       $215,007




Statement of changes in net assets                                    (dollars in    thousands)

                                                                       Six months
                                                                            ended    Year ended
                                                                        March 31, September 30,
                                                                            2002*           2001
Operations:
 Net investment income                                                   $174,010      $289,783
 Net realized loss on investments and
  non-U.S. currency transactions                                         (118,016)     (167,826)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                       159,013      (244,345)
  Net increase (decrease) in net assets
   resulting from operations                                              215,007      (122,388)

Dividends paid to shareholders from net
 investment income                                                       (168,352)     (300,863)

Capital share transactions                                                913,311       743,612

Total increase in net assets                                              959,966       320,361

Net assets:
 Beginning of period                                                    3,135,488     2,815,127
 End of period (including
  distributions in excess of net investment income
  and undistributed net investment income: $(10,579)
  and $16,237, respectively)                                           $4,095,454    $3,135,488

*Unaudited
See Notes to Financial Statements

Notes to financial statements      unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Trust, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund offers nine share classes consisting of four retail share classes and five CollegeAmerica savings plan share classes. The CollegeAmerica savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The fund's share classes are described below:

SHARE CLASS                   INITIAL          CONTINGENT DEFERRED            CONVERSION FEATURE
                              SALES            SALES CHARGE UPON
                              CHARGE           REDEMPTION

Class A and Class 529-A       Up to 3.75%      None                           None

Class B and Class 529-B       None             Declines from 5% to zero       Class B and Class 529-B
                                               for redemptions within         convert to Class A and
                                               six years of purchase          Class 529-A, respectively,
                                                                              after eight years

Class C                       None             1% for redemptions             Class C converts to Class F
                                               within one year of             after 10 years
                                               purchase

Class 529-C                   None             1% for redemptions             None
                                               within one year of
                                               purchase

Class 529-E                   None             None                           None

Class F and                   None             None                           None
Class 529-F/(*)/


(*) As of March 31, 2002, there were no Class 529-F shares outstanding.
Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.
SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; net capital losses and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and realized gains are recorded by the fund. As of March 31, 2002, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $4,480,185,000.

As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                   (dollars in thousands)

Distributions in excess of net investment income and currency losses   $(10,394)
Accumulated short-term losses                                      (41,564)
Accumulated long-term losses                                       (230,812)
Unrealized appreciation                                            155,480
Unrealized depreciation                                            (598,940)

Accumulated short-term losses on the prior page include a capital loss carryforward of $9,548,000 expiring in 2009. The capital loss carryforward will be used to offset capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid was as follows (dollars in thousands):

Six months ended March 31, 2002
                                                         Distributions             from
                                                              ordinary           income
                                                                   Net
                                                            investment           Short-
                                                            income and             term
                                                              currency          capital
                                                                 gains            gains
Class A                                                    $   153,319              -
Class B                                                          7,658              -
Class C                                                          4,362              -
Class F                                                          3,003              -
Class 529-A(1)                                                       6              -
Class 529-B(1)                                                       1              -
Class 529-C(1)                                                       3              -
Class 529-E(1)                                                     -*               -
Total                                                      $   168,352              -



                                                         Distributions
                                                                  from
                                                             long-term            Total
                                                               capital    distributions
                                                                 gains             paid
Class A                                                            -        $   153,319
Class B                                                            -              7,658
Class C                                                            -              4,362
Class F                                                            -              3,003
Class 529-A(1)                                                     -                  6
Class 529-B(1)                                                     -                  1
Class 529-C(1)                                                     -                  3
Class 529-E(1)                                                     -                -*
Total                                                              -        $   168,352

Year ended September 30, 2001
                                                         Distributions             from
                                                              ordinary           income
                                                                   Net
                                                            investment           Short-
                                                            income and             term
                                                              currency          capital
                                                                 gains            gains
Class A                                                    $   292,546              -
Class B                                                          6,484              -
Class C(2)                                                       1,012              -
Class F(2)                                                         821              -
Total                                                      $   300,863              -



                                                         Distributions
                                                                  from
                                                             long-term            Total
                                                               capital    distributions
                                                                 gains             paid
Class A                                                            -        $   292,546
Class B                                                            -              6,484
Class C(2)                                                         -              1,012
Class F(2)                                                         -                821
Total                                                              -        $   300,863

*Amount less than 1,000.
(1) Class 529-A, Class 529-B, Class 529-C and Class 529-E shares were not offered before February 15, 2002.
(2) Class C and Class F shares were not
 offered before March 15, 2001.



4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross investment income and decreasing to 2.00% on such income in excess of $25,000,000. For the six months ended March 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.452% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes. Under the plans, the Board of Trustees approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares.

The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares; up to 0.50% for Class 529-A shares; 1.00% for Class B, Class 529-B, Class C and Class 529-C shares; 0.75% for Class 529-E shares; and up to 0.50% for Class F and Class 529-F shares. In some cases, the Board of Trustees approved expense amounts lower than plan limits.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Additionally, the Board of Trustees has approved the following categories of distribution expenses:

CLASS A AND CLASS 529-A - Dealers and wholesalers receive commissions from AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. Although the Class 529-A plan has an annual expense limit of 0.50% of average daily net assets, currently the expense is limited to 0.30% of such assets.

CLASS B, CLASS 529-B, CLASS C AND CLASS 529-C - Each class pays AFD annual fees of 0.75% of its respective average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS 529-E - AFD is paid annual fees of 0.25% of average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS F AND CLASS 529-F- Although the plan has an annual expense limit of 0.50% of its respective average daily net assets, currently there are no additional approved categories of expense for these classes.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% based on its respective average daily net assets, plus amounts payable for certain transfer agency services. CRMC may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the six months ended March 31, 2002, were as follows (dollars in thousands):


FUND SHARE CLASSES                 DISTRIBUTION          TRANSFER AGENT         ADMINISTRATIVE SERVICES
                                   SERVICES              SERVICES

Class A                            $4,641                $1,316                 Not applicable

Class B                            901                   76                     Not applicable

Class C                            528                   Not applicable         $93

Class F                            83                    Not applicable         67

Class 529-A                        -*                    Not applicable         -*

Class 529-B                        -*                    Not applicable         -*

Class 529-C                        -*                    Not applicable          -*

Class 529-E                        -                     Not applicable         -


*Amount less than 1,000.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation during the six months ended March 31, 2002, includes $14,000 in current fees (either paid in cash or deferred) and $19,000 representing the net decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS
Capital share transactions in the fund were as follows (dollars and shares in thousands):

Six months ended March 31, 2002
                                                                        Sales
                                                                       Amount           Shares
Class A                                                           $   767,072           65,746
Class B                                                               127,902           10,960
Class C                                                               153,877           13,183
Class F                                                               102,106            8,733
Class 529-A(1)                                                          1,210              105
Class 529-B(1)                                                            316               28
Class 529-C(1)                                                            732               64
Class 529-E(1)                                                            -*               -*
Total net increase (decrease) in fund                             $ 1,153,215           98,819

                                                                Reinvestments     of dividends
                                                                          and    distributions
                                                                       Amount           Shares
Class A                                                           $   109,895            9,425
Class B                                                                 4,656              400
Class C                                                                 2,769              239
Class F                                                                 2,183              188
Class 529-A(1)                                                              6                1
Class 529-B(1)                                                              1              -*
Class 529-C(1)                                                              3              -*
Class 529-E(1)                                                            -*               -*
Total net increase (decrease) in fund                             $   119,513           10,253


                                                                  Repurchases
                                                                       Amount           Shares
Class A                                                           $  (315,559)         (27,040)
Class B                                                                (8,426)            (723)
Class C                                                                (8,781)            (761)
Class F                                                               (26,651)          (2,270)
Class 529-A(1)                                                            -*               -*
Class 529-B(1)                                                            -*               -*
Class 529-C(1)                                                            -*               -*
Class 529-E(1)                                                            -                -
Total net increase (decrease) in fund                             $  (359,417)         (30,794)


                                                                          Net         increase
                                                                       Amount           Shares
Class A                                                           $   561,408           48,131
Class B                                                               124,132           10,637
Class C                                                               147,865           12,661
Class F                                                                77,638            6,651
Class 529-A(1)                                                          1,216              106
Class 529-B(1)                                                            317               28
Class 529-C(1)                                                            735               64
Class 529-E(1)                                                            -*               -*
Total net increase (decrease) in fund                             $   913,311           78,278

Year ended September 30, 2001

                                                                        Sales
                                                                       Amount           Shares
Class A                                                           $   945,528           76,788
Class B                                                               113,387            9,245
Class C(2)                                                             49,894            4,127
Class F(2)                                                             52,824            4,369
Total net increase (decrease) in fund                             $ 1,161,633           94,529

                                                                Reinvestments     of dividends
                                                                          and    distributions
                                                                       Amount           Shares
Class A                                                           $   205,256           16,849
Class B                                                                 3,921              324
Class C(2)                                                                629               53
Class F(2)                                                                507               43
Total net increase (decrease) in fund                             $   210,313           17,269


                                                                  Repurchases
                                                                       Amount           Shares
Class A                                                           $  (598,181)         (48,881)
Class B                                                                (8,864)            (733)
Class C(2)                                                             (2,893)            (246)
Class F(2)                                                            (18,396)          (1,525)
Total net increase (decrease) in fund                             $  (628,334)         (51,385)


                                                                          Net         increase
                                                                       Amount           Shares
Class A                                                           $   552,603           44,756
Class B                                                               108,444            8,836
Class C(2)                                                             47,630            3,934
Class F(2)                                                             34,935            2,887
Total net increase (decrease) in fund                             $   743,612           60,413


*Amount less than 1,000.
(1) Class 529-A, Class 529-B, Class 529-C and
Class 529-E shares were not offered
before February 15, 2002.
(2) Class C and Class F shares were not
offered before March 15, 2001.


6. FORWARD CURRENCY CONTRACTS

As of March 31, 2002, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                                                              U.S.
                                                                        Valuations
                                                Contract                        at
                                                  Amount                 3/31/2002
              Non-U.S.                                                                  Unrealized
              Contracts                         Non-U.S.         U.S.       Amount    Appreciation
                                                   (000)        (000)        (000)           (000)
Sales:
 British Pounds
  expiring 4/11 to 6/19/2002              Pounds 13,018      $ 18,560     $ 18,501             $59
 Euros
  expiring 5/13 to 6/19/2002                 Euro 29,109       25,341       25,292              49

                                                             $ 43,901     $ 43,793            $108


7. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2002, the total value of restricted securities was $551,729,000, which represents 13.47% of the net assets of the fund.

8. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,373,525,000 and $576,053,000, respectively, during the six months ended March 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2002, the custodian fee of $44,000 was offset by this reduction, rather than paid in cash.

Financial Highlights (1)



                                                                         Net asset
                                                                             value,
                                                                          beginning
                                                                          of period
Class A:
 Six months ended 3/31/2002 (2)                                           $   11.27
 Year ended 9/30/2001                                                          12.93
 Year ended 9/30/2000                                                          13.52
 Year ended 9/30/1999                                                          13.75
 Year ended 9/30/1998                                                          15.69
 Year ended 9/30/1997                                                          14.86
Class B:
 Six months ended 3/31/2002 (2)                                                11.27
 Year ended 9/30/2001                                                          12.93
 Period from 3/15/2000 to 9/30/2000                                            13.57
Class C:
 Six months ended 3/31/2002 (2)                                                11.27
 Period from 3/15/2001 to 9/30/2001                                            12.48
Class F:
 Six months ended 3/31/2002 (2)                                                11.27
 Period from 3/15/2001 to 9/30/2001                                            12.48
Class 529-A :
 Period from 2/19/2002 to 3/31/2002 (2)                                        11.37
Class 529-B :
 Period from 2/25/2002 to 3/31/2002 (2)                                        11.23
Class 529-C :
 Period from 2/19/2002 to 3/31/2002 (2)                                        11.37
Class 529-E :
 Period from 3/15/2002 to 3/31/2002 (2)                                        11.57

                                                                            Income      from investment       operations
                                                                                                   Net
                                                                                          gains(losses)
                                                                                          on securities
                                                                               Net       (both realized      Total from
                                                                         investment                 and       investment
                                                                        income  (3)     unrealized) (3)       operations
Class A:
 Six months ended 3/31/2002 (2)                                                $.56                $.21             $.77
 Year ended 9/30/2001                                                          1.20               (1.61)            (.41)
 Year ended 9/30/2000                                                          1.18                (.48)             .70
 Year ended 9/30/1999                                                          1.28                (.17)            1.11
 Year ended 9/30/1998                                                          1.30               (1.60)            (.30)
 Year ended 9/30/1997                                                          1.26                 .83             2.09
Class B:
 Six months ended 3/31/2002 (2)                                                 .52                 .21              .73
 Year ended 9/30/2001                                                          1.10               (1.61)            (.51)
 Period from 3/15/2000 to 9/30/2000                                             .52                (.53)            (.01)
Class C:
 Six months ended 3/31/2002 (2)                                                 .50                 .22              .72
 Period from 3/15/2001 to 9/30/2001                                             .53               (1.15)            (.62)
Class F:
 Six months ended 3/31/2002 (2)                                                 .54                 .22              .76
 Period from 3/15/2001 to 9/30/2001                                             .57               (1.15)            (.58)
Class 529-A :
 Period from 2/19/2002 to 3/31/2002 (2)                                         .11                 .13              .24
Class 529-B :
 Period from 2/25/2002 to 3/31/2002 (2)                                         .09                 .26              .35
Class 529-C :
 Period from 2/19/2002 to 3/31/2002 (2)                                         .10                 .13              .23
Class 529-E :
 Period from 3/15/2002 to 3/31/2002 (2)                                           -                (.03)            (.03)

                                                                          Dividends                 and    distributions


                                                                          Dividends
                                                                          (from net       Distributions
                                                                         investment       (from capital            Total
                                                                            income)              gains)    distributions
Class A:
 Six months ended 3/31/2002 (2)                                               $(.55)                 $-            $(.55)
 Year ended 9/30/2001                                                         (1.25)                  -            (1.25)
 Year ended 9/30/2000                                                         (1.29)                  -            (1.29)
 Year ended 9/30/1999                                                         (1.29)               (.05)           (1.34)
 Year ended 9/30/1998                                                         (1.30)               (.34)           (1.64)
 Year ended 9/30/1997                                                         (1.24)               (.02)           (1.26)
Class B:
 Six months ended 3/31/2002 (2)                                                (.51)                  -             (.51)
 Year ended 9/30/2001                                                         (1.15)                  -            (1.15)
 Period from 3/15/2000 to 9/30/2000                                            (.63)                  -             (.63)
Class C:
 Six months ended 3/31/2002 (2)                                                (.50)                  -             (.50)
 Period from 3/15/2001 to 9/30/2001                                            (.59)                  -             (.59)
Class F:
 Six months ended 3/31/2002 (2)                                                (.54)                  -             (.54)
 Period from 3/15/2001 to 9/30/2001                                            (.63)                  -             (.63)
Class 529-A :
 Period from 2/19/2002 to 3/31/2002 (2)                                        (.12)                  -             (.12)
Class 529-B :
 Period from 2/25/2002 to 3/31/2002 (2)                                        (.09)                  -             (.09)
Class 529-C :
 Period from 2/19/2002 to 3/31/2002 (2)                                        (.11)                  -             (.11)
Class 529-E :
 Period from 3/15/2002 to 3/31/2002 (2)                                        (.05)                  -             (.05)





                                                                         Net asset                           Net assets,
                                                                         value, end              Total     end of period
                                                                          of period           return(4)    (in millions)
Class A:
 Six months ended 3/31/2002 (2)                                           $   11.49                6.80%          $3,546
 Year ended 9/30/2001                                                         11.27               (3.44)            2,936
 Year ended 9/30/2000                                                         12.93                5.29             2,788
 Year ended 9/30/1999                                                         13.52                8.11             2,777
 Year ended 9/30/1998                                                         13.75               (2.43)            2,360
 Year ended 9/30/1997                                                         15.69               14.68             2,108
Class B:
 Six months ended 3/31/2002 (2)                                               11.49                6.41               247
 Year ended 9/30/2001                                                         11.27               (4.12)              123
 Period from 3/15/2000 to 9/30/2000                                           12.93                (.10)               27
Class C:
 Six months ended 3/31/2002 (2)                                               11.49                6.36               191
 Period from 3/15/2001 to 9/30/2001                                           11.27               (5.11)               44
Class F:
 Six months ended 3/31/2002 (2)                                               11.49                6.75               109
 Period from 3/15/2001 to 9/30/2001                                           11.27               (4.86)               32
Class 529-A :
 Period from 2/19/2002 to 3/31/2002 (2)                                       11.49                2.08                 1
Class 529-B :
 Period from 2/25/2002 to 3/31/2002 (2)                                       11.49                3.12            - (5)
Class 529-C :
 Period from 2/19/2002 to 3/31/2002 (2)                                       11.49                2.00                 1
Class 529-E :
 Period from 3/15/2002 to 3/31/2002 (2)                                       11.49                (.29)           - (5)




                                                                          Ratio of            Ratio of
                                                                           expenses          net income
                                                                         to average          to average
                                                                         net assets          net assets
Class A:
 Six months ended 3/31/2002 (2)                                            .86% (6)           9.68% (6)
 Year ended 9/30/2001                                                           .83                9.75
 Year ended 9/30/2000                                                           .82                8.87
 Year ended 9/30/1999                                                           .82                9.21
 Year ended 9/30/1998                                                           .81                8.76
 Year ended 9/30/1997                                                           .82                8.35
Class B:
 Six months ended 3/31/2002 (2)                                            1.58 (6)            8.84 (6)
 Year ended 9/30/2001                                                          1.57                8.75
 Period from 3/15/2000 to 9/30/2000                                        1.52 (6)            8.18 (6)
Class C:
 Six months ended 3/31/2002 (2)                                            1.66 (6)            8.64 (6)
 Period from 3/15/2001 to 9/30/2001                                        1.70 (6)            8.54 (6)
Class F:
 Six months ended 3/31/2002 (2)                                             .94 (6)            9.39 (6)
 Period from 3/15/2001 to 9/30/2001                                         .93 (6)            9.32 (6)
Class 529-A :
 Period from 2/19/2002 to 3/31/2002 (2)                                         .11                 .96
Class 529-B :
 Period from 2/25/2002 to 3/31/2002 (2)                                         .16                 .75
Class 529-C :
 Period from 2/19/2002 to 3/31/2002 (2)                                         .19                 .87
Class 529-E :
 Period from 3/15/2002 to 3/31/2002 (2)                                           -                   -


Supplemental data - all classes                                          Six months
                                                                              ended
                                                                          March 31,
                                                                               2002

Portfolio turnover rate                                                          17%

Supplemental data - all classes

                                                                         Year ended        September 30
                                                                               2001                2000             1999

Portfolio turnover rate                                                          44%                 46%              30%

                                                                         Year ended        September 30
                                                                               1998                1997

Portfolio turnover rate                                                          55%                 54%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999, 1998 and 1997 are based on shares outstanding on the last day of the year;
all other periods are based on average
shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.

OTHER SHARE CLASS RESULTS CLASS B, CLASS C, CLASS F AND CLASS 529 (unaudited) Returns for periods ended March 31, 2002:

                                                                             One year        Life of class

CLASS B SHARES

  Reflecting applicable contingent deferred sales charge (CDSC),             -2.31%          -0.72%(1)
  maximum of 5%, payable only if shares are sold within six years of purchase

  Not reflecting CDSC                                                        +2.37%          +0.94%(1)

CLASS C SHARES

  Reflecting CDSC, maximum of 1%, payable only if shares are sold            +1.29%          +0.89%(2)
  within one year of purchase

  Not reflecting CDSC                                                        +2.23%          +0.89%(2)

CLASS F SHARES

  Not reflecting annual asset-based fee charged by sponsoring                +3.00%          +1.50%(2)
  firm

CLASS 529 SHARES

  Results for these shares are not shown because of the brief time between their introduction on February 15, 2002, and the end of the period


(1 )Average annual compound return from March 15, 2000, when Class B shares were first sold.
(2) Average annual compound return from March 15, 2001, when Class C and Class F shares were first sold.


[logo -American Funds(SM)]

The right choice for the long term(SM)

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

There are several ways to invest in American High-Income Trust. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.74% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.80% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.08% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of American High-Income Trust, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


The Capital Group Companies
American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. AHIT-013-0502
Litho in USA  RCG/PNL/5595
Printed on recycled paper